Segment Reporting (Tables)	12 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
Schedule of presents the segment information
	For the Fiscal Year Ended March 31, 2023
	Directly- Operated Physical Stores	Online Stores and Services	Franchise Stores and Wholesale Customers	Total
Revenue	$11,606,180	$20,700,011	$137,418,155	$169,724,346
Merchandise costs	$8,882,991	$16,221,524	$115,188,904	$140,293,419
Interest expenses, net	$(165,628)	$(295,403)	$(1,961,048)	$(2,422,079)
Provision for income tax	$48,853	$87,130	$578,417	$714,400
Net loss	$(550,399)	$(981,655)	$(6,516,768)	$(8,048,822)
Depreciation and amortization	$83,870	$149,587	$993,039	$1,226,496
Capital expenditures	$459,856	$366,440	$108,664	$934,960
	For the Fiscal Year Ended March 31, 2022
	Directly- Operated Physical Stores	Online Stores and Services	Franchise Stores and Wholesale Customers	Total
Revenue	$12,965,904	$122,150,105	$99,636,571	$234,752,580
Merchandise costs	$11,261,970	$98,589,103	$81,189,474	$191,040,547
Interest expenses, net	$(153,864)	$(1,449,533)	$(1,182,369)	$(2,785,766)
Provision for income tax	$123,426	$1,162,781	$948,469	$2,234,676
Net income	$216,739	$2,041,874	$1,665,535	$3,924,148
Depreciation and amortization	$67,243	$633,485	$516,727	$1,217,455
Capital expenditures	$928,319	$1,174,609	$934,885	$3,037,813

	For the Fiscal Year Ended March 31, 2021
	Directly- Operated Physical Stores	Online Stores and Services	Franchise Stores and Wholesale Customers	Total
Revenue	$30,645,214	$111,435,341	$82,678,001	$224,758,556
Merchandise costs	$25,570,591	$88,899,645	$67,030,837	$181,501,073
Interest expenses, net	$(298,246)	$(1,084,513)	$(804,641)	$(2,187,400)
Provision for income tax	$450,907	$1,639,635	$1,216,506	$3,307,048
Net income	$675,236	$2,455,365	$1,821,726	$4,952,327
Depreciation and amortization	$85,379	$310,464	$230,345	$626,188
Capital expenditures	$781,023	$1,252,666	$905,782	$2,939,471

Schedule of assets and liabilities
	March 31, 2023	March 31, 2022
Total assets:
Directly-Operated Physical Stores	$8,815,957	$8,754,065
Online Stores and Services	20,070,215	67,913,470
Franchise Stores and Wholesale Customers	117,789,108	50,804,814
Total assets	$146,675,280	$127,472,349

Total liabilities:
Directly-Operated Physical Stores	$9,728,199	$6,278,310
Online Stores and Services	11,812,654	42,520,849
Franchise Stores and Wholesale Customers	95,852,684	34,221,150
Total liabilities	$117,393,537	$83,020,309